Net Income Per Share - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Basic:
Net income		¥ 309,474	$ 42,399	¥ 289,099	¥ 85,723
Less: Net income (loss) attributable to the noncontrolling interests		(145,486)	$ (19,931)	8,622	(14,549)
Net income attributable to the Company’s shareholders | ¥		¥ 454,960		¥ 280,477	¥ 100,272
Weighted average number of ordinary shares outstanding (in Shares)	[1]	1,066,694,178	1,066,694,178	1,074,372,067	1,074,196,310
Basic net income per ordinary share (in Yuan Renminbi per share) | (per share)		¥ 0.43	$ 0.06	¥ 0.26	¥ 0.09
Basic net income per ADS (in Yuan Renminbi per share) | ¥ / shares		¥ 8.53		¥ 5.22	¥ 1.87
Diluted:
Net income		¥ 309,474	$ 42,399	¥ 289,099	¥ 85,723
Less: Net (loss) income attributable to the noncontrolling interests		(145,486)	(19,931)	8,622	(14,549)
Net income attributable to the Company’s shareholders		¥ 454,960	$ 62,330	¥ 280,477	¥ 100,272
Weighted average number of ordinary shares outstanding (in Shares)	[1]	1,066,694,178	1,066,694,178	1,074,372,067	1,074,196,310
Weighted average number of dilutive potential ordinary shares from share options and restricted share units (in Shares)		3,854,286	3,854,286	2,368,131	261,511
Total (in Shares)		1,070,548,464	1,070,548,464	1,076,740,198	1,074,457,821
Diluted net income per ordinary share (in Yuan Renminbi per share) | (per share)		¥ 0.42	$ 0.06	¥ 0.26	¥ 0.09
Diluted net income per ADS (in Yuan Renminbi per share) | ¥ / shares		¥ 8.5		¥ 5.21	¥ 1.87

[1]	The weighted average number of ordinary shares outstanding excludes the number of ordinary shares issued in business combinations occurred in 2023 through an exchange of equity interests that are treated in the same manner as contingently issuable shares because the holders must return all or part if all necessary conditions have not been satisfied by the end of the period.